EQUITY	12 Months Ended
Dec. 31, 2022
EQUITY
EQUITY
NOTE 23:-	EQUITY
a.	Composition of share capital:

	December 31, 2022		December 31, 2021
		Issued and		Issued and
	Authorized	outstanding*)	Authorized	outstanding*)

Number of shares
Ordinary shares of NIS 0.01 par value each	25,000,000	14,682,272	25,000,000	14,491,171
*)	Net of treasury shares – see (c).
b.	Movement in share capital:

On January 7, 2021, the Special General Meeting of the Company approved the increase of the authorized share capital of the Company to 25,000,000 Ordinary shares of NIS 0.01 par value each.

On January 21, 2021 the Company closed the first of the two Capital Increases by issuing 1,300,000 new Ordinary shares from authorized capital (the “New Shares”) and selling 300,000 treasury shares. The New Shares were listed on SIX Swiss Exchange on January 22, 2021. In addition, 800,000 Share Options to purchase Ordinary shares were granted on January 21, 2021, to be newly issued from the authorized capital upon exercise (“Share Options”, ratio 1:1, exercise price CHF 11.00, exercise period 24 months).

On February 17, 2021 the Company closed the second Capital Increase by issuing 2,288,889 new Ordinary shares from its authorized capital (the “New Shares”). The New Shares were listed on SIX Swiss Exchange on February 18, 2021. In addition, 1,144,444 Share Options to purchase further Ordinary shares were granted on February 17, 2021, to be newly issued from the authorized capital upon exercise (ratio 1:1, exercise price CHF 11.00, exercise period 24 months).

In both Capital Increases the New Shares have been placed by way of a private placement. No subscription rights of the existing shareholders apply and no public offering takes place. Pursuant to the Swiss Financial Services Act, a listing prospectus has been issued by SHL and approved by SIX Exchange Regulation for the purpose of the listing of the New Shares.

NOTE 23:-EQUITY (Cont.)

Below are the amounts of proceeds received from both Capital Increases and the allocation of the proceeds to Share capital and Share options:

	Total	Allocated to:
	received	Share	Share
	proceeds	capital	options
Capital increase	39,316	32,138	7,178

Issue costs:
Payment to underwriter in cash	1,758	1,437	321
Share options granted to underwriter	1,002	819	183
Estimated liability for future cash payment to underwriter upon exercise of options by investors	416	340	76
Payment in cash to other consultants	380	310	69
Total issue costs	3,556	2,907	649

Since the exercise price of the Share Options issued to the investors is denominated in CHF which is not the functional currency (NIS) of the Company, these Share Options are accounted for upon initial recognition as a financial liability at fair value through profit or loss. After initial recognition, increase (decrease) in fair value in each reporting period are recognized in profit or loss as non-cash financial expenses (income).

The Company uses the Black and Scholes option pricing model when estimating the fair value of the Share Options.

The following table lists the significant inputs to the Black and Scholes model used for the fair value measurement of the Share Options:

	December 31,	December 31,
	2022	2021
Expected dividend	0%	0%
Expected volatility of the share price	32.59%-38.24%	34.81%-35.16%
Risk-free interest rate	0.82%	0%
Expected average life of options	0.06-0.13 years	1.06-1.13 years
Share price	CHF 14.80 ($16.05)	CHF 19.10 ($20.91)

The expected volatility of the share price reflects the assumption that the historical volatility of the share price is reasonably indicative of expected future trends.

Based on the above inputs, the total fair value of the Share Option liability was $7,164 ($17,220 at December 31, 2021). During the reporting period$7,423 (2021 - $(9,700)) was recorded in financial income (expenses) in respect of the revaluation of the liability (this amount is a non cash expense). The fair value measurement of the liability is categorized in Level 3 of the fair value hierarchy. An increase (decrease) of 10% in the share price would decrease (increase) the profit before taxes by $2,779 ($2,745) (2021 - $3,702 ($3,600)) thousand.

NOTE 23:-EQUITY (Cont.)

The following table lists the movements in Share Options:

First capital increase	800,000
Second capital increase	1,144,445
Exercise of share options	(38,625)

Balance on December 31, 2021	1,905,820
Exercise of share options	(171,945)

Balance on December 31, 2022	1,733,875

See Note 27b about Options exercised after balance sheet date.

In respect of the Capital Increases, the underwriters were also granted options to acquire 97,222 Units of securities. Each Unit comprises 1 Ordinary share and 0.5 option to acquire 1 Ordinary share at an exercise price of CHF 11 ($11.93). As of December 31, 2022, no options had been exercised. These options will expire in March 2025.

The underwriters are also entitled to receive a cash payment derived from future cash received by the Company from the exercise of the Share Options. In addition, the underwriters were granted options to acquire a certain number of Units of securities based on a formula derived from the future cash payments received from the exercise of the Share Options. These Units are identical to those described above. As of December 31, 2022, the estimated number of Units to be issued is 59,414. See also Note 27b regarding actual number of Units issued after balance sheet date.

The Company can elect to replace the above options to the underwriters with a cash payment based on a formula set forth in the agreement with the underwriters. In 2023 the Company has elected to issue options.

The Company used the Monte Carlo option pricing model when estimating the fair value of the liability for future payment to the underwriter as described above.

NOTE 23:-EQUITY (Cont.)

The following table lists the significant inputs to the Monte Carlo model used for the fair value measurement of the liability:

	December 31,	December 31,
	2022	2021
Expected volatility of the share price	43.15%	38.7%
Risk-free interest rate	0.82%	0%
Expected average life of options	0.21 years	1.21 years
Share price	CHF 14.80 ($16.05)	CHF 19.10 ($20.91)

Based on the above inputs, the total fair value of the options to acquire Units and the future payment liability at the date of issuance were $1,002 and $416, respectively. The fair value of the liability at December 31, 2022 was $1,131 (December 31, 2021 - $1,021). The increase in fair value of the liability during the reporting period in the amount of $239 (2021 - $566) was recorded in financial expenses (this amount is a non cash expense). The fair value of the liability as of December 31, 2022, approximates the maximum amount of the future cash payment to the underwriters assuming all Share Options were exercised.

Total issue costs amounted to $3,556 of which $649 were allocated to the issuance of the Share Options and recorded in finance expenses. The balance of $2,907 were recorded as a deduction from additional paid-in capital in equity.

Issued and outstanding share capital (net of treasury shares):

Number of
shares
Balance at January 1, 2021	10,514,454

Issue of share capital	3,588,889
Exercise of share options	38,625
Treasury shares sold	300,000
Treasury shares sold upon exercise of employee options	49,203

Balance at December 31, 2021	14,491,171

Exercise of share options	171,945
Exercise of employees share options	5,694
Treasury shares sold upon exercise of employee options	13,462

Balance at December 31, 2022	14,682,272

c.	Treasury shares:

The Company holds 1,372 shares (14,834 shares as of December 31, 2021) at a total cost of $2 as of December 31, 2021 ($86 as of December 31, 2021).

NOTE 23:-EQUITY (Cont.)

d.	Share option plans:

On May 4, 2020, the Company’s Board of Directors approved the grant of 80,000 options to a senior manager, under the 2015 Executive and Key Employee Israeli Share Option Plan. The options shall vest over a period of 3 years after appointment (25% after 1 year, and 9.375% each quarter thereafter). The weighted average fair value of options granted is CHF 1.869 ($1.937). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 5.80; exercise price – CHF 5.26; expected volatility – 39.15%; risk free interest rate – 0%; expected dividend – 0%; and expected average life of options – 3.42 years.

On June 30, 2020, the Company’s Board of Directors and the Special General Meeting approved the grant of 50,000 options to the Acting CEO, who is also a director in the Company, under the 2015 Executive and Key Employee Israeli Share Option Plan. The options shall vest over a period of 3 years after appointment (25% after 1 year, and 9.375% each quarter thereafter). The weighted average fair value of options granted is CHF 1.729 ($ 1.817). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 5.75; exercise price – CHF 5.61; expected volatility – 39.84%; risk free interest rate – 0%; expected dividend – 0%; and expected average life of options – 3.45 years.

On August 6, 2020, the Company’s Board of Directors approved the grant of 15,000 options to a consultant, under the 2015 Executive and Key Employee Israeli Share Option Plan. The options shall vest over a period of 3 years (25% after 1 year, and 9.375% each quarter thereafter). The weighted average fair value of options granted is CHF 1.498 ($1.649). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 5.30; exercise price – CHF 5.61; expected volatility – 39.85%; risk free interest rate – 0%; expected dividend – 0%; and expected average life of options – 3.88 years.

On December 10, 2020, the Company’s Special General Meeting approved the grant of 120,000 options to the Acting CEO, who is also a director in the Company, under the 2015 Executive and Key Employee Israeli Share Option Plan. The options shall vest over a period of 3 years from the approval of the Company’s Board of Directors (25% after 1 year, and 9.375% each quarter thereafter). The weighted average fair value of options granted is CHF 4.03 ($4.532). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 8.75; exercise price – CHF 5.73; expected volatility – 42.78%; risk free interest rate – 0%; expected dividend – 0%; and expected average life of options – 3.54 years.

On January 22, 2021, the Company’s Board of Directors approved the grant of 50,000 options to a Senior Manager, under the 2015 Executive and Key Employee Israeli Share Option Plan. The options shall vest over a period of 3 years (25% after 1 year, and 9.375% each quarter thereafter). The weighted average fair value of options granted is CHF 3.485 ($3.933). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 11.00; exercise price – CHF 10.73; expected volatility – 43.08%; risk free interest rate – 0%; expected dividend – 0%; and expected average life of options – 3.49 years.

On February 8, 2021, the Company’s Board of Directors approved the grant of 75,000 options to a Senior Manager, under the 2015 Executive and Key Employee Israeli Share Option Plan. The options shall vest over a period of 3 years (25% after 1 year, and 9.375% each quarter thereafter). The weighted average fair value of options granted is CHF 3.485 ($3.87). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 11.10; exercise price – CHF 11.24; expected volatility – 42.89%; risk free interest rate – 0%; expected dividend – 0%; and expected average life of options – 3.75 years.

NOTE 23:-EQUITY (Cont.)

On March 1, 2021, the Company’s special General Meeting approved the grant of 250,000 options to the Company’s Chairman of the Board, under the 2015 Executive and Key Employee Israeli Share Option Plan. The options shall vest over a period of 3 years from the approval of the Company’s Board of Directors (25% after 1 year, and 9.375% each quarter thereafter). The weighted average fair value of options granted is CHF 3.724 ($4.074). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 11.40; exercise price – CHF 10.73; expected volatility – 42.71%; risk free interest rate – 0%; expected dividend – 0%; and expected average life of options – 3.48 years.

On March 1, 2021, the Company’s Board of Directors approved the grant of 45,000 options to Senior Managers, under the 2015 Executive and Key Employee Israeli Share Option Plan. The options shall vest over a period of 3 years (25% after 1 year, and 9.375% each quarter thereafter). The weighted average fair value of options granted is CHF 3.594 ($3.932). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 11.40; exercise price – CHF 11.09; expected volatility – 42.71%; risk free interest rate – 0%; expected dividend – 0%; and expected average life of options – 3.49 years.

On April 27, 2021, the Company’s Board of Directors approved the grant of 85,000 options to a Senior Manager, under the 2015 Executive and Key Employee Israeli Share Option Plan. The options shall vest over a period of 3 years (25% after 1 year, and 9.375% each quarter thereafter). The weighted average fair value of options granted is CHF 3.875 ($4.242). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 11.70; exercise price – CHF 10.96; expected volatility – 42.49%; risk free interest rate – 0%; expected dividend – 0%; and expected average life of options – 3.59 years.

On May 18, 2021, the Company’s Board of Directors approved the grant of 36,000 options to Senior Managers, under the 2015 Executive and Key Employee Israeli Share Option Plan. The options shall vest over a period of 3 years (25% after 1 year, and 9.375% each quarter thereafter). The weighted average fair value of options granted is CHF 4.505 ($5.022). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 12.90; exercise price – CHF 11.56; expected volatility – 42.28%; risk free interest rate – 0%; expected dividend – 0%; and expected average life of options – 3.67 years.

On May 31, 2021, the Company’s Board of Directors approved the grant of 18,000 options to a Member of the Board, under the 2015 Executive and Key Employee Israeli Share Option Plan. The options shall vest over a period of 3 years (33% after 1 year, and 8.33% each quarter thereafter). The weighted average fair value of options granted is CHF 4.688 ($5.224). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 13.50; exercise price – CHF 12.08; expected volatility – 42.36%; risk free interest rate – 0%; expected dividend – 0%; and expected average life of options – 3.6 years.

On August 23, 2021, the Company’s Board of Directors approved the grant of 15,000 options to a Senior Manager, under the 2015 Executive and Key Employee Israeli Share Option Plan. The options shall vest over a period of 3 years (25% after 1 year, and 9.375% each quarter thereafter). The weighted average fair value of options granted is CHF 5.002 ($5.454). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 16.40; exercise price – CHF 16.82; expected volatility – 42.65%; risk free interest rate – 0%; expected dividend – 0%; and expected average life of options – 3.68 years.

NOTE 23:-EQUITY (Cont.)

On December 9, 2021, the Company’s Board of Directors approved the grant of 90,000 options to Members of the Board, under the 2015 Executive and Key Employee Israeli Share Option Plan. The options shall vest over a period of 3 years (33% after 1 year, and 8.33% each quarter thereafter). The weighted average fair value of options granted is CHF 6.9458 ($7.518). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 19.70; exercise price – CHF 17.02; expected volatility – 42.49%; risk free interest rate – 0%; expected dividend – 0%; and expected average life of options – 3.4 years.

On January 2, 2022, the Company’s Board of Directors approved the grant of 97,500 options to Senior Managers, under the 2021 Executive and Key Employee Israeli Share Incentive Plan. The options shall vest over a period of 3 years (25% after 1 year, and 9.375% each quarter thereafter). The weighted average fair value of options granted is CHF 5.893 ($6.451). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 19.10; exercise price – CHF 19.33; expected volatility – 42.33%; risk free interest rate – 0%; expected dividend – 0%; and expected average life of options – 3.71 years.

On February 15, 2022, the Company’s Board of Directors approved the grant of 12,500 options to a Senior Manager, under the 2021 Executive and Key Employee Israeli Share Incentive Plan. The options shall vest over a period of 3 years (25% after 1 year, and 9.375% each quarter thereafter). The weighted average fair value of options granted is CHF 5.387 ($5.822). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 17.40; exercise price – CHF 17.69; expected volatility – 42.61%; risk free interest rate – 0.13%; expected dividend – 0%; and expected average life of options – 3.68 years.

On June 20, 2022, the Company’s Board of Directors approved the grant of 100,000 options to a Senior Manager, under the 2021 Executive and Key Employee Israeli Share Incentive Plan. The options shall vest over a period of 3 years (25% after 1 year, and 9.375% each quarter thereafter). The weighted average fair value of options granted is CHF 5.550 ($5.753). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 17.40; exercise price – CHF 17.39; expected volatility – 41.75%; risk free interest rate – 1.15%; expected dividend – 0%; and expected average life of options – 3.6 years.

All options are exercisable for a period of 6 years from grant date.

On April 17, 2020, the Board of Directors approved to extend the term of the Plan for a period of two (2) years until April 18, 2022.

On October 31, 2021, the Board of Directors approved to increase the maximum number of shares which may be issued under the Plan by 2,000,000.

On October 31, 2021, the Board of Directors approved to amend and rename the share options plan as “The SHL Telemedicine LTD. 2021 Executive and Key Employee Israeli Share Incentive Plan”, and to extend the term of the Plan until the Board decides otherwise.

In the years ended December 31, 2022, 2021 and 2020, the Group recorded share-based compensation in the statements of comprehensive income in the amount of $1,347, $1,116 and $82, respectively.

NOTE 23:-EQUITY (Cont.)

e.	The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share options during the year.

	2022		2021
	No. of	WAEP	No. of	WAEP
	options	(CHF)	options	(CHF)
Outstanding at the beginning of the year	835,055	10.12	421,997	6.10
Granted during the year	210,000	18.31	664,000	11.91
Forfeited during the year	(7,500)	19.33	(163,000)	8.93
Exercised during the year *)	(36,125)	7.94	(87,942)	6.57

Outstanding at the end of the year	1,001,430	11.85	835,055	10.12

Exercisable at the end of the year	454,480	9.42	146,088	6.52
*)	The weighted average share price at the date of exercise of these options was CHF 16.85. Exercise was cashless.

The weighted average remaining contractual life for the share options outstanding as of December 31, 2022 was 4.18 years (as of December 31, 2021 – 4.83 years).

f.	Restricted Shares of Mediton Group:

On December 20, 2021, a Mediton executive was granted 256 restricted share units (“RSU”) of Mediton Group, The fair value of the RSUs in the amount of $822 was determined based on the price that the Company paid for the acquisition of the Mediton Group shares (see Note 5b), The RSUs shall vest over a period of 3 years (33% after 1 year, and 16.5% each half year thereafter). The purchase agreement of Mediton Group includes a provision for anti-dilution protection to the Company in respect of the grant of the RSUs.